Fair Value (Fair Values of Financial Instruments and Methods and Assumptions Used to Estimate Fair Value) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2018	Mar. 31, 2017
Carrying Amount
Assets :
Short-term investments in debt securities	[1]	¥ 38,023	¥ 84,703
Long-term investments in debt and equity securities	[1]	1,050,537	1,130,756
Other long-term investments (excluding investments in affiliates and an unconsolidated subsidiary)	[1]	21,984	16,383
Total	[1]	1,110,544	1,231,842
Liabilities :
Long-term debt (including due within one year)	[2]	29,530	24,644
Total	[2]	29,530	24,644
Fair Value
Assets :
Short-term investments in debt securities	[1]	38,051	84,713
Long-term investments in debt and equity securities	[1]	1,051,306	1,130,552
Other long-term investments (excluding investments in affiliates and an unconsolidated subsidiary)	[1]	21,984	16,383
Total	[1]	1,111,341	1,231,648
Liabilities :
Long-term debt (including due within one year)	[2]	29,530	24,644
Total	[2]	¥ 29,530	¥ 24,644

[1]	For investments with active markets, fair value is based on quoted market prices. For non-marketable equity securities, it is not practicable to estimate the fair value because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2017 and 2018 were ¥15,852 million and ¥21,422 million, respectively. Fair value of held-to-maturity investments in debt securities is mainly classified as Level 2.
[2]	Fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities, and classified as Level 2.